Commitments and Contingencies (Details Textual) - USD ($)			1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 14, 2018	Aug. 09, 2017	Jan. 29, 2018	Oct. 31, 2017	Jul. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Loss Contingencies [Line Items]
Percentage of gross proceeds of the placement								9.00%
Percentage of warrant								2.50%
Leases rent expense								$ 55,225	$ 496,352
Lease payment				$ 30,000	$ 63,000
Total accrual under the lease term								360,000	$ 360,000
Number of options, granted									26,051,200
Accounts payable						$ 3,471,626		$ 4,113,812	$ 3,815,546
Accrued accounts payable									63,000
Settlement gain amount				$ 33,361			$ 33,361
Description of agreement term								The agreement has an initial term of three years with one year renewals.
Description of commitments								The Company will also secure exclusive export and representation rights to this entity's products along with the non-binding option to acquire full ownership of this entity for $1 million should the companies agree at a later date it would be in the best interest of both businesses.
Stipulation agreement, description	The Company entered into a stipulation agreement with the investor relations firm which settled the amount due at $20,000 if payment was made by February 21, 2018. The lump sum payment was made on February 16, 2018 and a gain on extinguishment of debt of $48,544 was recorded.
Damages in excess of amount					900,000
Liability is recorded a amount								$ 21,000
Lease term								The lease term begins February 1, 2017 and expires January 31, 2019 with the option to extend the term an additional 24 months. However, the Company never took possession of the premises and in July 2017, the Company made a decision to not take possession of the premises.
Minimum [Member]
Loss Contingencies [Line Items]
Monthly lease rent obligation								$ 15,000
Maximum [Member]
Loss Contingencies [Line Items]
Monthly lease rent obligation								16,500
Texas Wyoming Drilling, Inc [Member]
Loss Contingencies [Line Items]
Amount of claim for unpaid bills										$ 75,000
HowCo [Member]
Loss Contingencies [Line Items]
Employees earned								$ 21,000
Percentage of net income								10.00%
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Description of commitments			The Company entered into a settlement agreement and mutual release with a vendor who had provided public relations and other consulting services whereby the Company shall pay to this vendor an aggregate amount of $60,000 of which $30,000 was paid on February 2, 2018. Additionally, the Company shall pay ten monthly payments of $3,000 per month beginning on February 29, 2018. Additionally, the vendor returned 400,000 common shares of the Company's common stock which will be cancelled upon satisfaction of the liability.
Causes of Action [Member]
Loss Contingencies [Line Items]
Amount of claim for unpaid bills		$ 74,325
Accounts payable							$ 68,544
Former Chief Strategy Officer and of the Board [Member]
Loss Contingencies [Line Items]
Amount of claim for unpaid bills					$ 900,000
Former Chief Strategy Officer and of the Board [Member] | Other Current Liabilities Two [Member]
Loss Contingencies [Line Items]
Matching contribution								$ 100,000	100,000
Former Chief Strategy Officer and of the Board [Member] | Other Current Liabilities One [Member]
Loss Contingencies [Line Items]
Matching contribution								$ 9,230	$ 9,230